EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JANUARY 15, 2013 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2012, as supplemented of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding the EQ/Boston Advisors Equity Income Portfolio and EQ/Large Cap Value PLUS Portfolio of the Trust.

Information Regarding

EQ/Boston Advisors Equity Income Portfolio

Lisa Sebasta, CFA® no longer serves as a portfolio manager of the EQ/Boston Advisors Equity Income Portfolio.

Reference to Lisa Sebasta CFA® in the “Who Manages the Portfolio – Adviser: Boston Advisors, LLC – Portfolio Managers” section of the Prospectus hereby is deleted in its entirety

References to Lisa Sebasta, CFA® contained in the “Management of the Trust – The Advisers – Boston Advisors, LLC” section of the Prospectus hereby are deleted in their entirety.

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References to Lisa Sebasta, CFA® contained in “Appendix C – Portfolio Manager Information” of the Statement of Additional Information with respect to the EQ/Boston Advisors Equity Income Portfolio hereby are deleted in their entirety.

Information Regarding

EQ/Large Cap Value PLUS Portfolio

David Yuen and John D. Phillips, Jr., no longer serve as portfolio managers of the EQ/Large Cap Value PLUS Portfolio.

References to David Yuen and John D. Phillips, Jr. in the “Who Manages the Portfolio – Adviser: AllianceBernstein L.P. – Portfolio Managers” section of the Prospectus hereby are deleted in their entirety

References to David Yuen and John D. Phillips, Jr. contained in the “Management of the Trust – The Advisers – AllianceBernstein L.P.” section of the Prospectus hereby are deleted in their entirety.

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References to David Yuen and John D. Phillips, Jr., contained in “Appendix C – Portfolio Manager Information” of the Statement of Additional Information with respect to the EQ/Large Cap Value PLUS Portfolio hereby are deleted in their entirety.

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